Provisions - Restructuring-related provision (Detail) - Restructuring provision [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions [Line Items]
Other provisions	€ 66	€ 117	€ 156
Additional provisions, other provisions	55	118
Provision used, other provisions	73	122
Unused provision reversed, other provisions	39	32
Increase (decrease) through transfers and other changes, other provisions	6	(4)
Diagnosis & Treatment [Member]
Provisions [Line Items]
Other provisions	26	33	61
Additional provisions, other provisions	23	36
Provision used, other provisions	19	47
Unused provision reversed, other provisions	13	16
Increase (decrease) through transfers and other changes, other provisions	1	(1)
Connected Care [Member]
Provisions [Line Items]
Other provisions	17	17	28
Additional provisions, other provisions	16	17
Provision used, other provisions	12	21
Unused provision reversed, other provisions	4	5
Increase (decrease) through transfers and other changes, other provisions	0	(3)
Personal Health [Member]
Provisions [Line Items]
Other provisions	9	28	25
Additional provisions, other provisions	6	30
Provision used, other provisions	21	22
Unused provision reversed, other provisions	6	3
Increase (decrease) through transfers and other changes, other provisions	2	(1)
Other [Member]
Provisions [Line Items]
Other provisions	14	38	€ 41
Additional provisions, other provisions	10	35
Provision used, other provisions	21	31
Unused provision reversed, other provisions	16	7
Increase (decrease) through transfers and other changes, other provisions	€ 4	€ 0